Revenue Recognition - Summary of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jan. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 2,134,000	$ 1,540,000	$ 4,238,000	$ 3,900,000	$ 8,196,306	$ 5,542,598
Revenue recognized at a point in time [Member]
Disaggregation of Revenue [Line Items]
Revenue		0		0		243,000
Revenue recognized over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,134,000	1,540,000	4,238,000	3,900,000	8,196,306	5,299,598
Collaborative research and other professional services [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,477,000	944,000	2,992,000	2,547,000	5,849,267	2,919,507
Access to quantum computing systems [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 657,000	$ 596,000	$ 1,246,000	$ 1,353,000	$ 2,347,039	2,380,091
Quantum computing components [Member]
Disaggregation of Revenue [Line Items]
Revenue						$ 243,000